UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

(Address of principal executive offices)  (Zip code)

Robert W. Silva

Huntington Asset Services, Inc.

2960 N. Meridian St. Suite 300

Indianapolis, IN 46208

(Name and address of agent for service)

Registrant’s telephone number, including area code: 317-917-7000

Date of fiscal year end: 12/31

Date of reporting period: 06/30/13

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

CRAWFORD DIVIDEND GROWTH FUND

SEMI-ANNUAL LETTER

The first half of the year has been eventful for the financial markets. The bond market suffered a sharp reversal in the second quarter, and stocks ended the second quarter at the approximate level of the end of the first quarter. We are pleased that the Crawford Dividend Growth Fund had strong absolute performance during the first six months of the year.

As Advisor to the Fund, we continue to be focused on high quality, consistent, predictable businesses. We identify high quality stocks by focusing on the dividend. For a stock to be considered for inclusion in the Fund, a company must pay a dividend and either maintain or increase that dividend each year for at least ten years. The ten year period typically encompasses both an expansion and contraction within the broad economy, and gives us the opportunity to see how the company performs throughout a full market cycle. Once these high quality stocks have been identified, our approach is to purchase securities we believe are trading at a discount to their intrinsic value. A long-term time horizon is taken with the average holding period per position expected to be between three and five years.

Over time, companies that grow their dividends or initiate new ones have outperformed their peers. This relationship can be seen in the chart below:

Annualized Return of Stocks1

By only investing in stocks that increase or maintain their dividends each year, we believe the Fund should be well positioned to provide attractive returns over the long-term. This is due to our belief that consistent dividends indicate financial strength and business consistency, mitigate risk, and contribute a significant portion of a stock’s total return. In addition, dividends provide a significant portion of a stock’s total return over time. The goal of utilizing the dividend to identify high quality companies is to put these attractively valued companies into a portfolio that will give you as an investor in the Fund a set of portfolio characteristics that will be very consistent over time. The characteristics we expect the Fund to exhibit are an above market dividend yield with a dividend growth rate significantly above the market, attractive earnings per share growth that is generated with more consistency than the market, and attractive valuation and large and stable businesses. We believe that investing in stocks with consistent and predicable businesses should lead to a portfolio with less earnings per share variability than the stock market. We expect this will provide downside protection against broad market downturns or sector specific headwinds, while offering good visibility on future growth.

Thank you for your investment in the Crawford Dividend Growth Fund.

The views expressed are those of the investment adviser as of June 30, 2013 and are not intended as a forecast or as investment recommendations.

[1]	Source: Ned Davis Research – Monthly Data 1/31/1972 – 4/30/2013

Returnsare based on monthly equal weighted geometric average of total returns of S&P 500 Index component stocks, with components reconstituted monthly.

INVESTMENT RESULTS - (Unaudited)

Total Returns

(for the period ended June 30, 2013)

			Average Annual Returns
	Six Months	One Year	Five Year	Since Inception (January 27, 2004)
Crawford Dividend Growth Fund, Class C*	12.31%	17.11%	4.50%	3.39%
Crawford Dividend Growth Fund, Class C (CDSC Adjusted)*	11.31%	17.11%	4.50%	3.39%
Russell 1000® Value Index**	15.90%	25.32%	6.67%	6.12%
S&P 500® Index**	13.82%	20.60%	7.01%	5.72%

Total annual operating expenses, as disclosed in the Fund’s prospectus dated April 30, 2013, were 1.91% of average daily net assets (1.98% after expense capture (after fee waiver) by the Advisor. The Advisor contractually has agreed to waive its management fee and/or reimburse expenses so that total annual Fund operating expenses (excluding brokerage fees and commissions; borrowing costs, such as (a) interest and (b) dividend expenses on securities sold short; taxes; 12b-1 fees; acquired fund fees and expenses; and extraordinary litigation expenses) do not exceed 0.98% of the Fund’s average daily net assets through April 30, 2014. This expense cap may not be terminated prior to this date except by the Board of Trustees.

* In compliance with SEC guidelines, these returns are presented above with and without a deduction of maximum sales charges and other non-recurring fees. The returns shown assume reinvestment of all capital gains and dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns are shown for each of the required periods and reflect any changes in price per share over those periods. Class C shares are sold with no initial sales charge, but are subject to a Contingent Deferred Sales Charge (CDSC) of 1.00% if redeemed less than one year after purchase and an annual 12b-1 fee of 1.00%.

** The Russell 1000® Value Index and the S&P 500® Index are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than are found in the Fund’s portfolio. The Index returns do not reflect the deduction of expenses, which have been deducted from the Fund’s returns. The Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. Individuals cannot invest directly in the Russell 1000® Value Index or the S&P 500® Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-800-431-1716.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus and summary prospectus contain this and other important information about the Fund and may be obtained by calling the same number as above. Please read it carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc. Member FINRA.

Comparison of a $10,000 Investment in the Crawford Dividend Growth Fund, Class C,

Russell 1000® Value Index, and the S&P 500® Index (Unaudited)

The chart above assumes an initial investment of $10,000 made on January 27, 2004 (commencement of Fund operations for Class C shares) and held through June 30, 2013. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The Russell 1000® Value Index and the S&P 500® Index are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than are found in the Fund’s portfolio. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted. For more information on the Fund, to obtain performance data current to the most recent month end, or to obtain a prospectus please call 1-800-431-1716. The Fund’s prospectus and summary prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information. Please read the prospectus or summary prospectus carefully before you invest or send money.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

INVESTMENT RESULTS - (Unaudited) (continued)

Total Returns

(for the period ended June 30, 2013)

			Average Annual Returns
	Six Months	One Year	Five Year	Since Inception (January 5, 2004)
Crawford Dividend Growth Fund, Class I	12.87%	18.27%	5.49%	4.60%
Russell 1000® Value Index**	15.90%	25.32%	6.67%	6.52%
S&P 500® Index**	13.82%	20.60%	7.01%	6.15%

Total annual operating expenses, as disclosed in the Fund’s prospectus dated April 30, 2013, were 0.91% of average daily net assets (0.98% after expense capture (after fee waiver) by the Advisor. The Advisor contractually has agreed to waive its management fee and/or reimburse expenses so that total annual Fund operating expenses (excluding brokerage fees and commissions; borrowing costs, such as (a) interest and (b) dividend expenses on securities sold short; taxes; 12b-1 fees; acquired fund fees and expenses; and extraordinary litigation expenses) do not exceed 0.98% of the Fund’s average daily net assets through April 30, 2014. This expense cap may not be terminated prior to this date except by the Board of Trustees.

* The Russell 1000® Value Index and the S&P 500® Index are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than are found in the Fund’s portfolio. The Index returns do not reflect the deduction of expenses, which have been deducted from the Fund’s returns. The Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. Individuals cannot invest directly in the Russell 1000® Value Index or the S&P 500® Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-800-431-1716.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus and summary prospectus contain this and other important information about the Fund and may be obtained by calling the same number as above. Please read it carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc. Member FINRA.

Comparison of a $10,000 Investment in the Crawford Dividend Growth Fund, Class I,

Russell 1000® Value Index, and the S&P 500® Index (Unaudited)

The chart above assumes an initial investment of $10,000 made on January 5, 2004 (commencement of Fund operations for Class I shares) and held through June 30, 2013. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The Russell 1000® Value Index and the S&P 500® Index are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than are found in the Fund’s portfolio. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted. For more information on the Fund, to obtain performance data current to the most recent month end, or to obtain a prospectus please call 1-800-431-1716. The Fund’s prospectus and summary prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information. Please read the prospectus or summary prospectus carefully before you invest or send money.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

FUND HOLDINGS – (Unaudited)

[1]	As a percentage of net assets

The investment objective of the Crawford Dividend Growth Fund (the “Fund”) is total return. Total return is comprised of both capital appreciation and income.

Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies that pay regular dividends. This investment policy may not be changed without at least 60 days prior written notice to shareholders.

Availability of Portfolio Schedule – (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Fund’s Expenses – (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including contingent deferred sales charges (loads) for Class C shares of the Fund; short-term redemption fees; and exchange fees; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees (for Class C shares of the Fund) and other Fund expenses.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2013 to June 30, 2013.

Actual Expenses

The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses should not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Expenses shown are meant to highlight your ongoing costs only and do not reflect any transactional costs such as the contingent deferred sales charge (load) imposed on redemptions of Class C shares made less than one year after purchase. The second line of each table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. If incurred, the contingent deferred sales charge (load) imposed by the Fund would increase your expenses.

Crawford Dividend Growth Fund – Class C	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During the Period* (January 1, 2013 – June 30, 2013)
Actual	$1,000.00	$1,123.10	$10.42
Hypothetical **	$1,000.00	$1,014.98	$9.89

*	Expenses are equal to the Fund’s annualized expense ratio of 1.98%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the partial year period).

**	Assumes a 5% return before expenses.

Crawford Dividend Growth Fund – Class I	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During the Period* (January 1, 2013 – June 30, 2013)
Actual	$1,000.00	$1,128.70	$5.17
Hypothetical **	$1,000.00	$1,019.93	$4.91

*	Expenses are equal to the Fund’s annualized expense ratio of 0.98%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the partial year period).

**	Assumes a 5% return before expenses.

CRAWFORD DIVIDEND GROWTH FUND

SCHEDULE OF INVESTMENTS

June 30, 2013 – (Unaudited)

COMMON STOCKS – 98.01%	Shares	Fair Value

Consumer Discretionary – 10.82%
Genuine Parts Co.	31,280	$2,442,029
MDC Holdings, Inc.	53,500	1,739,285
Omnicom Group, Inc.	38,480	2,419,238
Target Corp.	34,680	2,388,065

		8,988,617

Consumer Staples – 5.47%
Procter & Gamble Co./The	30,830	2,373,602
Walgreen Co.	49,010	2,166,242

		4,539,844

Energy – 14.60%
Chevron Corp.	21,670	2,564,428
Ensco PLC – Class A	39,730	2,309,108
Exxon Mobil Corp.	26,680	2,410,538
Helmerich & Payne, Inc.	36,740	2,294,413
Williams Companies, Inc. /The	78,440	2,546,947

		12,125,434

Financials – 17.11%
ACE Ltd.	27,710	2,479,491
American Express Co.	32,560	2,434,185
BlackRock, Inc.	8,660	2,224,321
Northern Trust Corp.	41,170	2,383,743
T. Rowe Price Group, Inc.	33,120	2,422,728
Willis Group Holdings PLC	55,650	2,269,407
		14,213,875

Healthcare – 14.39%
Baxter International, Inc.	34,120	2,363,492
Eli Lilly & Co.	49,090	2,411,301
Johnson & Johnson	28,690	2,463,323
Merck & Co., Inc.	50,790	2,359,195
Stryker Corp.	36,390	2,353,705

		11,951,016

Industrials – 11.56%
Norfolk Southern Corp.	32,740	2,378,561
United Parcel Service, Inc. – Class B	27,950	2,417,116
United Technologies Corp.	25,900	2,407,146
W.W. Grainger, Inc.	9,500	2,395,710

		9,598,533

See accompanying notes which are an integral part of these financial statements.

CRAWFORD DIVIDEND GROWTH FUND

SCHEDULE OF INVESTMENTS – (continued)

June 30, 2013 – (Unaudited)

COMMON STOCKS – 98.01% – continued	Shares	Fair Value

Information Technology – 12.14%
Linear Technology Corp.	65,670	$2,419,283
Microsoft Corp.	71,760	2,477,873
QUALCOMM, Inc.	42,070	2,569,636
Texas Instruments, Inc.	75,100	2,618,737

		10,085,529

Materials – 5.55%
Air Products & Chemicals, Inc.	24,170	2,213,247
Albemarle Corp.	38,520	2,399,411

		4,612,658

Real Estate Investment Trusts – 3.18%
Digital Realty Trust, Inc.	43,360	2,644,960

Telecommunication Services – 3.19%
AT&T, Inc.	74,820	2,648,628

TOTAL COMMON STOCKS (Cost $68,453,652)		81,409,094

MONEY MARKET SECURITIES – 1.99%
Federated Prime Obligations Fund, 0.04% (a)	1,649,788	1,649,788

TOTAL MONEY MARKET SECURITIES (Cost $1,649,788)		1,649,788

TOTAL INVESTMENTS (Cost $70,103,440) – 100.00%		$83,058,882

Other assets in excess of liabilities – (0.00)%		4,190

TOTAL NET ASSETS – 100.00%		$83,063,072

(a)	Rate disclosed is the seven day yield as of June 30, 2013.

See accompanying notes which are an integral part of these financial statements.

CRAWFORD DIVIDEND GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2013 – (Unaudited)

Assets
Investments in securities, at fair value (cost $70,103,440)	$83,058,882
Receivable for fund shares sold (a)	245,668
Dividends receivable	152,788
Interest receivable	94
Prepaid expenses	23,643

Total assets	83,481,075

Liabilities
Payable to shareholders for income distributions (a)	292,543
Payable for fund shares redeemed	48,127
Payable to Advisor (b)	45,557
Payable to fund administrator, fund accountant, and transfer agent (b)	12,267
Accrued 12b-1 fees, Class C (a)	6,772
Accrued administrative servicing fees, Class R (a)(c)	2,434
Payable to trustees and officers	2,072
Accrued expenses	8,231

Total liabilities	418,003

Net Assets	$83,063,072

Net Assets consist of:
Paid in capital	$63,973,988
Accumulated undistributed net investment income	70,143
Accumulated net realized gain from investment transactions	6,063,499
Net unrealized appreciation on investments	12,955,442

Net Asset Value	$83,063,072

Class C:

Net Assets	$8,199,496

Shares outstanding (unlimited number of shares authorized)	694,700

Net asset value and offering price per share	$11.80

Class I:

Net Assets	$74,863,576

Shares outstanding (unlimited number of shares authorized)	6,310,691

Net asset value, offering and redemption price per share	$11.86

Class R: (c)

Net Assets	$–

Shares outstanding (unlimited number of shares authorized)	–

Net asset value, offering and redemption price per share	$–

(a)	Amount includes reinvestments of distributions of $197,343.

(b)	See Note 4 in the Notes to the Financial Statements.

(c)	Effective June 26, 2013, Class R shares of the Fund closed.

See accompanying notes which are an integral part of these financial statements.

CRAWFORD DIVIDEND GROWTH FUND

STATEMENT OF OPERATIONS

For the six months ended June 30, 2013 – (Unaudited)

Investment Income
Dividend income	$1,203,507

Total Income	1,203,507

Expenses
Investment advisor fees (a)	228,499
12b-1 fees, Class C (a)	39,449
Administrative servicing fees, Class R (a)(b)	17,418
Administration expenses (a)	40,542
Transfer agent expenses (a)	28,953
Report printing expenses	16,782
Fund accounting expenses (a)	22,774
Registration expenses	19,710
Legal expenses	14,249
Auditing expenses	11,326
Custodian expenses (a)	7,510
Trustee expenses (a)	5,719
CCO expenses (a)	4,934
Insurance expenses	1,732
Miscellaneous expenses	2,763
Pricing expenses	1,175

Total Expenses	463,535
Fees recouped by Advisor (a)	40,217

Net operating expenses	503,752

Net Investment Income	699,755

Realized & Unrealized Gain
Net realized gain on investment securities	5,223,963
Change in unrealized appreciation on investment securities	4,500,167

Net realized and unrealized gain on investment securities	9,724,130

Net increase in net assets resulting from operations	$10,423,885

(a)	See Note 4 in the Notes to the Financial Statements.

(b)	For the period January 1, 2013 to June 26, 2013. Effective June 26, 2013, Class R shares of the Fund closed.

See accompanying notes which are an integral part of these financial statements.

CRAWFORD DIVIDEND GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Increase in Net Assets Due To:
Operations:
Net investment income	$699,755	$1,824,716
Net realized gain on investment securities	5,223,963	7,864,364
Change in unrealized appreciation on investment securities	4,500,167	615,721

Net increase in net assets resulting from operations	10,423,885	10,304,801

Distributions to shareholders:
From net investment income, Class C	(25,557)	(69,296)
From net investment income, Class I	(563,625)	(1,509,261)
From net investment income, Class R (a)(b)	(53,406)	(233,183)
From realized gains, Class C	–	(505,173)
From realized gains, Class I	–	(4,550,136)
From realized gains, Class R (a)(b)	–	(961,686)

Change in net assets from distributions	(642,588)	(7,828,735)

Capital Transactions – Class C
Proceeds from shares sold	679,125	1,308,706
Reinvestment of distributions	23,871	536,443
Amount paid for shares redeemed	(408,342)	(945,887)

Net increase in net assets resulting from Class C share transactions	294,654	899,262

Capital Transactions – Class I
Proceeds from shares sold	10,640,498	23,675,349
Reinvestment of distributions	384,682	4,164,507
Amount paid for shares redeemed	(5,006,284)	(51,131,907)

Net increase (decrease) in net assets resulting from Class I share transactions	6,018,896	(23,292,051)

Capital Transactions – Class R (a)(b)
Proceeds from shares sold	284,220	13,296,584
Reinvestment of distributions	53,406	1,194,868
Amount paid for shares redeemed	(15,588,942)	(170,439)

Net increase (decrease) in net assets resulting from Class R share transactions	(15,251,316)	14,321,013

Net decrease in net assets resulting from share transactions	(8,937,766)	(8,071,776)

Total increase (decrease) in Net Assets	843,531	(5,595,710)

Net Assets
Beginning of year	82,219,541	87,815,251

End of period	$83,063,072	$82,219,541

Accumulated undistributed net investment income included in net assets at end of period	$70,143	$12,976

See accompanying notes which are an integral part of these financial statements.

CRAWFORD DIVIDEND GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS – (continued)

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012

Share Transactions – C Shares
Shares sold	$58,819	$117,517
Shares issued in reinvestment of distributions	2,020	50,587
Shares redeemed	(35,260)	(84,598)

Net increase from Class C capital share transactions	25,579	83,506

Share Transactions – I Shares
Shares sold	900,889	2,142,522
Shares issued in reinvestment of distributions	32,407	389,552
Shares redeemed	(429,339)	(4,544,430)

Net increase (decrease) from Class I capital share transactions	503,957	(2,012,356)

Share Transactions – R Shares (a)(b)
Shares sold	25,047	1,190,906
Shares issued in reinvestment of distributions	4,492	111,727
Shares redeemed	(1,316,790)	(15,382)

Net increase (decrease) from Class R capital share transactions	(1,287,251)	1,287,251

(a)	For the period February 14, 2012 (commencement of operations) to December 31, 2012.

(b)	For the period January 1, 2013 to June 26, 2013. Effective June 26, 2013, Class R shares of the Fund closed.

See accompanying notes which are an integral part of these financial statements.

CRAWFORD DIVIDEND GROWTH FUND – CLASS C

FINANCIAL HIGHLIGHTS

(For a share outstanding during the period)

	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010		Year Ended December 31, 2009	Year Ended December 31, 2008
Selected Per Share Data
Net asset value, beginning of year	$10.54		$10.41	$10.61	$9.55		$8.27	$11.84

Income from investment operations:
Net investment income	0.04		0.11	0.08	0.10		0.04	0.10
Net realized and unrealized gain (loss)	1.26		0.94	(0.21)	1.13		1.33	(3.58)

Total from investment operations	1.30		1.05	(0.13)	1.23		1.37	(3.48)

Less Distributions to shareholders:
From net investment income	(0.04)		(0.11)	(0.07)	(0.17)		(0.09)	(0.09)
From net realized gain	–		(0.81)	–	–		–	–

Total distributions	(0.04)		(0.92)	(0.07)	(0.17)		(0.09)	(0.09)

Net asset value, end of year	$11.80		$10.54	$10.41	$10.61		$9.55	$8.27

Total Return (a)	12.31	%(b)	10.09%	-1.20%	12.91%		16.53%	-29.41%
Ratios and Supplemental Data
Net assets, end of year (000)	$8,199		$7,054	$6,093	$5,267		$2,459	$318
Ratio of expenses to average net assets	1.98	%(c)	1.98%	1.98%	1.99	%(d)	2.00%	2.00%
Ratio of expenses to average net assets before waiver or recoupment	1.89	%(c)	1.91%	2.10%	2.48%		2.61%	2.77%
Ratio of net investment income to average net assets	0.65	%(c)	0.99%	0.74%	0.97%		1.09%	0.82%
Ratio of net investment income to average net assets before waiver or recoupment	0.74	%(c)	1.06%	0.62%	0.48%		0.48%	0.05%
Portfolio turnover rate	22.72%		42.26%	31.47%	53.84%		22.56%	35.52%

(a)	Total return in the above table represents the rate that a shareholder would have earned or lost on an investment in the Fund, assuming reinvestment of dividends. The returns stated do not include effect of the CDSC fee.
(b)	Not annualized.
(c)	Annualized.
(d)	Effective July 15, 2010, Crawford Investment Counsel, Inc., advisor to the Fund, has contractually agreed to lower the Fund’s expense cap to 0.98%, excluding 12b-1 fees of 1.00%, through April 30, 2012.

See accompanying notes which are an integral part of these financial statements.

CRAWFORD DIVIDEND GROWTH FUND – CLASS I

FINANCIAL HIGHLIGHTS – (continued)

(For a share outstanding during the period)

	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010		Year Ended December 31, 2009	Year Ended December 31, 2008
Selected Per Share Data
Net asset value, beginning of year	$10.59		$10.45	$10.66	$9.57		$8.26	$11.85

Income from investment operations:
Net investment income	0.09		0.23	0.18 (a)	0.20	(a)	0.12	0.21
Net realized and unrealized gain (loss)	1.27		0.94	(0.22)	1.14		1.31	(3.60)

Total from investment operations	1.36		1.17	(0.04)	1.34		1.43	(3.39)

Less Distributions to shareholders:
From net investment income	(0.09)		(0.22)	(0.17)	(0.25)		(0.12)	(0.20)
From net realized gain	–		(0.81)	–	–		–	–

Total distributions	(0.09)		(1.03)	(0.17)	(0.25)		(0.12)	(0.20)

Net asset value, end of year	$11.86		$10.59	$10.45	$10.66		$9.57	$8.26

Total Return (b)	12.87	%(c)	11.25%	-0.31%	14.01%		17.37%	-28.60%
Ratios and Supplemental Data
Net assets, end of year (000)	$74,864		$61,509	$81,722	$51,636		$55,308	$23,783
Ratio of expenses to average net assets	0.98	%(d)	0.98%	0.98%	0.99	%(e)	1.00%	1.00%
Ratio of expenses to average net assets before waiver or recoupment	0.89	%(d)	0.91%	1.07%	1.48%		1.61%	1.57%
Ratio of net investment income to average net assets	1.66	%(d)	1.95%	1.75%	2.03%		2.09%	1.82%
Ratio of net investment income to average net assets before waiver or recoupment	1.75	%(d)	2.02%	1.66%	1.54%		1.48%	1.25%
Portfolio turnover rate	22.72%		42.26%	31.47%	53.84%		22.56%	35.52%

(a)	Per share amounts calculated using average shares method.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	Not annualized.
(d)	Annualized.
(e)	Effective July 15, 2010, Crawford Investment Counsel, Inc., advisor to the Fund, has contractually agreed to lower the Fund’s expense cap to 0.98% through April 30, 2012.

See accompanying notes which are an integral part of these financial statements.

CRAWFORD DIVIDEND GROWTH FUND

NOTES TO THE FINANCIAL STATEMENTS

June 30, 2013 – (Unaudited)

NOTE 1. ORGANIZATION

Crawford Dividend Growth Fund is a diversified series of Unified Series Trust (the “Trust”), organized on December 7, 2003. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board of Trustees of the Trust (the “Board”). The investment advisor to the Fund is Crawford Investment Counsel, Inc. (the “Advisor”). The investment objective of the Fund is to provide total return. Total return is comprised of both capital appreciation and income.

The Fund currently offers two classes of shares: Class C and Class I. Class I shares were first offered to the public on January 5, 2004; and Class C shares were first offered to the public on January 27, 2004. Class R shares commenced operations on February 14, 2012. Effective June 26, 2013, the Class R shares of the Fund closed. Each share represents an equal proportionate interest in the assets and liabilities belonging to the Fund and is entitled to such dividends and distributions out of income belonging to the Fund as are declared by the Trustees. On matters that affect the Fund as a whole, each class has the same voting and other rights and preferences as any other class. On matters that affect only one class, only shareholders of that class may vote. Each class votes separately on matters affecting only that class, or on matters expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole. The Fund may offer additional classes of shares in the future.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with the Generally Accepted Accounting Principles in the United States of America (“GAAP”).

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six month period ended June 30, 2013, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties. The Fund is not subject to examination by U.S. federal tax authorities for tax years prior to 2009.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board). Expenses attributable to any class are borne by that class. Income, realized gains and losses, unrealized

CRAWFORD DIVIDEND GROWTH FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

June 30, 2013 – (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

appreciation and depreciation, and expenses are allocated to each class based on the net assets of that class in relation to the relative net assets of the Fund.

Security Transactions and Related Income - The Fund records security transactions on the trade date. The first in, first out method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Dividends and Distributions – Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The Fund intends to distribute its net investment income, net realized long-term capital gains and net realized short-term capital gains at least once per year. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund. For the six month period ended June 30, 2013, there were no such reclassifications.

Contingent Deferred Sales Charges – With respect to Class C Shares, there is no initial sales charge on purchases. However, a contingent deferred sales charge (“CDSC”) of 1.00%, based on the lower of the shares’ cost or current net asset value (“NAV”), will be imposed on such purchases if the shares are redeemed less than 12 months after they are purchased. Any shares acquired by reinvestment of distributions will be redeemed without a CDSC. In determining whether a CDSC is payable, the Fund will first redeem shares not subject to any charge.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a Fund would receive upon selling an investment in a orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

CRAWFORD DIVIDEND GROWTH FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

June 30, 2013 – (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

CRAWFORD DIVIDEND GROWTH FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

June 30, 2013 – (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2013:

	Valuation Inputs
Investments	Level 1 – Quoted Prices in Active Markets	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stocks
Consumer Discretionary	$8,988,617	$–	$–	$8,988,617
Consumer Staples	4,539,844	–	–	4,539,844
Energy	12,125,434	–	–	12,125,434
Financials	14,213,875	–	–	14,213,875
Healthcare	11,951,016	–	–	11,951,016
Industrials	9,598,533	–	–	9,598,533
Information Technology	10,085,529	–	–	10,085,529
Materials	4,612,658	–	–	4,612,658
Real Estate Investment Trusts	2,644,960	–	–	2,644,960
Telecommunication Services	2,648,628	–	–	2,648,628
Money Market Securities	1,649,788	–	–	1,649,788
Total	$83,058,882	$–	$–	$83,058,882

CRAWFORD DIVIDEND GROWTH FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

June 30, 2013 – (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period. During the six month period ended June 30, 2013, there were no transfers between levels. The amount of transfers in/out is reflected at the securities’ fair value at the reporting period end.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the management agreement (the “Agreement”), the Advisor manages the Fund’s investments subject to the approval of the Board. As compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 0.50% of the average daily net assets of the Fund. The Advisor has contractually agreed to waive its fee and, to the extent necessary, reimburse Fund expenses to maintain the Fund’s total annual operating expenses, excluding 12b-1 fees (Class C shares only), brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, any indirect expenses (such as expenses incurred by other investment companies in which the Fund may invest) and extraordinary litigation expenses at 0.98% of its average daily net assets of the Fund through April 30, 2014. For the six month period ended June 30, 2013, the Advisor earned fees of $228,499, before waiver or recoupment of fees from the Fund. For the six month period ended June 30, 2013, the Advisor recouped previously waived fees of $40,217. At June 30, 2013, the Fund owed $45,557 to the Advisor.

Each waiver or reimbursement of an expense by the Advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver and any expense limitation in place at the time of repayment. For the six month period ended June 30, 2013, the Advisor recouped $40,217 from the Fund.

The amounts subject to repayment by the Fund, pursuant to the aforementioned conditions are as follows:

Amount	Recoverable through December 31,
$ 277,862	2013
107,575	2014
13,174	2015

The Trust retains Huntington Asset Services, Inc. (“HASI”) to manage the Fund’s business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the six month period ended June 30, 2013, HASI earned fees of $40,542 for administrative services provided to the Fund. June 30, 2013, the Fund owed HASI $5,002 for administrative services.

Certain officers of the Trust are members of management and/or employees of HASI. HASI operates as a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of Unified Financial Securities, Inc. (the “Distributor”) and Huntington National Bank (“Huntington”), the custodian of the Fund’s investments (the “Custodian”). A Trustee of the Trust is a member of management of the Custodian. For the six month period ended June 30, 2013, the Custodian earned fees of $7,510 for custody services provided to the Fund. At June 30, 2013, the Fund owed the Custodian $0 for custody services.

CRAWFORD DIVIDEND GROWTH FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

June 30, 2013 – (Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

The Trust retains HASI to act as the Fund’s transfer agent and to provide fund accounting services. For the six month period ended June 30, 2013, HASI earned fees of $28,953 from the Fund for transfer agent services. At June 30, 2013, the Fund owed HASI $4,112 for transfer agent services. For the six month period ended June 30, 2013, HASI earned fees of $22,774 from the Fund for fund accounting services provided to the Fund. At June 30, 2013, HASI was owed $3,153 from the Fund for fund accounting services.

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chairman of the Board and more than 75% of the Trustees are “Independent Trustees,” which means that they are not “interested persons” as defined in the 1940 Act of the Trust. Each Trustee who is not an “interested person” of the Trust received annual compensation of $34,200 from the Trust. The Independent Chairman of the Board and the Chairman of the Audit Committee received annual compensation of $43,200 from the Trust. In addition, Trust reimburses Trustees for out-of-pocket expense incurred in conjunction with attendance at meeting.

The Trust has contracted with Huntington to provide a Chief Compliance Officer (“CCO”) to the Trust, for which it pays Huntington $134,000 annually, effective June 1, 2013.

For the six month period ended June 30, 2013, the Independent Trustees earned fees of $5,719 from the Fund for trustee fees. At June 30, 2013, the Fund owed the Trustees $864 for trustee fees. For the six month period ended June 30, 2013, the CCO earned fees of $4,934 from the Fund for CCO fees. June 30, 2013, the Fund owed the CCO $1,208 for CCO fees.

The Distributor acts as the principal distributor of the Fund’s shares. A Trustee is a member of management of Huntington National Bank, a subsidiary of Huntington Bancshares, Inc. (the parent of the Distributor) and officers of the Trust are officers of the Distributor and such persons may be deemed to be affiliates of the Distributor.

The Fund has adopted a distribution plan for Class C shares, pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), under which the class is authorized to incur expenses at a maximum annual rate of 1.00% of the average daily net assets for Class C, which includes up to 0.75% for distribution services and up to 0.25% for shareholder services. The 12b-1 payments are made to the Distributor, as the disbursing agent, to pay for eligible expenses. The expenses may include, but are not limited to, the following: (a) payments, including incentive compensation, to securities dealers or other financial intermediaries, financial institutions, investment advisors and others that are engaged in the sale of shares, or that may be advising shareholders of the Trust regarding the purchase, sale or retention of shares; (b) expenses of maintaining personnel (including personnel of organizations with which the Trust has entered into agreements related to the Plan) who engage in or support distribution of shares; (c) costs of preparing, printing and distributing prospectuses and statements of additional information and reports of the Fund for recipients other than existing shareholders of the Fund; (d) costs of formulating and implementing marketing and promotional activities, including, but not limited to, sales seminars, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (e) costs of preparing, printing and distributing sales literature; (f) costs of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable; and (g) costs of implementing and operating the Plan. The Plan is designed to promote the sale of shares of the Fund. The Plan is a compensation plan, which means that the compensation is provided regardless of 12b-1 expenses actually incurred. The Advisor received $3,489 in excess 12b-1 fees payments during the fiscal year ended December 31, 2012. Pursuant to the Plan, the Board reviews, at least

CRAWFORD DIVIDEND GROWTH FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

June 30, 2013 – (Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

quarterly, a written report of the distribution expenses incurred on behalf of the Fund under the Plan. For the six month period ended June 30, 2013, the Class C shares incurred 12b-1 expenses of $39,449. At June 30, 2013, the Fund owed the Distributor $6.772 in 12b-1 fees.

The Fund has adopted an Administrative Services Plan with respect to the Class R shares, pursuant to which the Fund pays an annual fee of 0.25% of the average daily net assets of the Fund’s Class R shares to the Advisor to compensate financial intermediaries who provide administrative services to the Class R shareholders. Financial intermediaries eligible to receive payments under the Administrative Services Plan include mutual fund supermarkets or other platforms offered by broker-dealers, 401(k) plans and/or trust companies that provide administrative and shareholder account services to Class R shareholders. The Plan requires that the Fund, its distributor and/or the Advisor enter into a written agreement with a financial intermediary describing the administrative services to be provided to the Fund’s Class R shareholders before the Advisor can compensate the financial intermediary pursuant to the Administrative Services Plan.

For purposes of the Administrative Services Plan, administrative services include, but are not limited to (a) processing and issuing confirmations concerning orders to purchase, redeem and exchange Class R shares; (b) receiving and transmitting funds representing the purchase price or redemption proceeds of Class R shares; (c) forwarding shareholder communications such as prospectus updates, proxies and shareholder reports; (d) acting, or arranging for another party to act, as recordholder and nominee of all Class R shares beneficially owned by the intermediary’s customers; (e) providing sub-accounting with respect to Class R shares of the Fund beneficially owned by the intermediary’s customers or the information necessary for sub-accounting, including establishing and maintaining individual accounts and records with respect to Class R shares owned by each customer; (f) providing periodic statements to each customer showing account balances and transactions during the relevant period; (g) processing dividend payments; (h) receiving, tabulating and transmitting proxies; (i) providing the necessary computer hardware and software which links the intermediary’s systems to the Fund’s account management system; (k) providing software that aggregates the customer’s orders and establishes an order to purchase or redeem shares of the Fund based on established target levels for the customer’s demand deposit accounts; (l) providing periodic statements showing a customer’s account balances and, to the extent practicable, integrating such information with other customer transactions otherwise effected through or with the financial intermediary; and/or (m) furnishing (either separately or on an integrated basis with other reports sent to a customer by the intermediary) monthly and year-end statements and confirmations of purchases, exchanges and redemptions.

For the period January 1, 2013 to June 26, 2013, the Class R shares incurred administrative servicing expenses of $17,418. At June 30, 2013, the Fund owed $2,434 to the Advisor.

CRAWFORD DIVIDEND GROWTH FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

June 30, 2013 – (Unaudited)

NOTE 5. INVESTMENT TRANSACTIONS

For the six month period ended June 30, 2013, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations, were as follows:

Purchases	Amount
U.S. Government Obligations	$–
Other	20,045,499
Sales
U.S. Government Obligations	$–
Other	30,894,137

At June 30, 2013, the net unrealized appreciation of investments for tax purposes was as follows:

Gross Appreciation	$13,796,283
Gross (Depreciation)	(974,275)

Net Appreciation on Investments	$12,822,008

At June 30, 2013, the aggregate cost of securities for federal income tax purposes was $70,236,874.

NOTE 6. ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund (or class) creates a presumption of control of the fund (or class), under Section 2(a) (9) of the Investment Company Act of 1940. June 30, 2013, Charles Schwab & Co. (“Charles Schwab”), for the benefit of its customers, owned 39.61% of the Class I shares. The Trust does not know whether Charles Schwab or any underlying beneficial owners owned or controlled 25% or more of the voting securities of the Crawford Dividend Growth Fund.

NOTE 8. DISTRIBUTIONS TO SHAREHOLDERS

For the six month period, the Fund paid total income distributions of $0.0372 per share to Class C shareholders and $0.0927 per share to Class I shareholders.

CRAWFORD DIVIDEND GROWTH FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

June 30, 2013 – (Unaudited)

NOTE 8. DISTRIBUTIONS TO SHAREHOLDERS – continued

The tax character of distributions paid during the fiscal years 2012 and 2011 was as follows:

	2012			2011
Distributions paid from:	Class I	Class C	Class R	Class I	Class C

Ordinary income*	$1,722,504	$92,971	$278,253	$1,088,430	$41,702
Long-term Capital Gain	4,336,893	481,498	916,616	–	–

	$6,059,397	$574,469	$1,194,869	$1,088,430	$41,702

* Short term capital gain distributions are treated as ordinary income for tax purposes.

At December 31, 2012, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Accumulated undistributed ordinary income	$194,303
Undistributed long-term capital gains	791,642
Unrealized appreciation	8,321,841

$9,307,786

The difference between book basis and tax basis unrealized appreciation as of December 31, 2012, was attributable primarily to the tax deferral of losses on wash sales in the amount of $133,434.

NOTE 9. CAPITAL LOSS CARRYFORWARD

During the fiscal year ended December 31, 2012, the Fund utilized $835,776 in capital loss carryforwards. Therefore, the Fund does not have any unused capital loss carryforwards, which is available for offset against future taxable net capital gains.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. One of the more prominent changes addresses capital loss carryforwards. Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

NOTE 10. SUBSEQUENT EVENTS

Management has evaluated events or transactions that may have occurred since June 30, 2013, that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30 is available without charge upon request by (1) calling the Funds at (800) 431-1716 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

Stephen A. Little, Chairman

Gary E. Hippenstiel

Daniel J. Condon

Ronald C. Tritschler

Kenneth G.Y. Grant

Nancy V. Kelly, Interested

OFFICERS

Joseph L. Rezabek, Senior Vice President

John C. Swhear, Senior Vice President & Interim President

Robert W. Silva, Chief Financial Officer and Treasurer

Lynn E. Wood, Chief Compliance Officer

Tara Pierson, Secretary

INVESTMENT ADVISOR

Crawford Investment Counsel, Inc.

600 Galleria Parkway NW

Suite 1650

Atlanta, GA 30339

DISTRIBUTOR

Unified Financial Securities, Inc.

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP

312 Walnut Street

Suite 1900

Cincinnati, OH 45202

LEGAL COUNSEL

Thompson Coburn LLP

One U.S. Bank Plaza

St. Louis, MO 63101

LEGAL COUNSEL TO THE INDEPENDENT TRUSTEES

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

CUSTODIAN

Huntington National Bank

41 S. High Street

Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT

AND FUND ACCOUNTANT

Huntington Asset Services, Inc.

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus, which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member FINRA/SIPC

CRAWFORD DIVIDEND OPPORTUNITY FUND

SEMI-ANNUAL LETTER

The first half of the year has been eventful for the financial markets. The bond market suffered a sharp reversal in the second quarter, and stocks ended the second quarter relatively unchanged from the end of the first quarter. We are pleased that the Crawford Dividend Opportunity Fund had strong absolute performance during the first six months of the year.

As Advisor to the Fund, we continue to be focused on high quality, consistent, predictable businesses within the smaller capitalization area of the market. We initially identify high quality stocks by focusing on the dividend. The Advisor prefers to purchase stocks for the Fund with patterns of consistent earnings and dividends. Within this subset, we further focus on such quality measures as earnings variability, balance sheet strength, and the company’s competitive position. Once these high quality stocks have been identified, our approach is to purchase securities we believe are trading at a discount to their intrinsic value. A long-term time horizon is taken with the average holding period per position expected to be greater than one year.

Our research indicates that over time high quality small capitalization companies outperform low quality ones. This relationship can be seen in the chart below where we use stocks with the Standard & Poor’s Quality Rating of B+ or better as a proxy for the high quality segment of the market.

Note:	Russell 2000® High Quality – Stocks in the Russell 2000® Index with an S&P Quality of B+ or better
Russell	2000® Low Quality – Stocks in the Russell 2000® Index with an S&P Quality Rating of B or worse, including No Rank
Source:	FactSet

1

While the Fund will invest in companies across the quality spectrum, as of 6/30/2013 the Fund had 72.5% of the portfolio invested in B+ or better rated companies versus only 21.0% for the Russell 2000® Index. By focusing on stocks that increase or maintain their dividends each year and have higher quality ratings, we believe the Fund should be well positioned to provide attractive returns over the long-term. This is due to our belief that higher quality indicates financial strength and business consistency, which leads to less business risk and improves downside protection.

A portfolio that consists of high quality companies at attractive valuations should give you as an investor in the Fund a set of characteristics that will be very consistent over time. Among the characteristics we expect the Fund to exhibit over time are better than Russell 2000® Index dividend yield, dividend growth, and return on invested capital. We believe that investing in stocks with consistent and predicable businesses should lead to a portfolio with less volatility, as measured by standard deviation. We expect this will provide downside protection against broad market downturns or sector specific headwinds, while offering good visibility on future growth.

Thank you for your investment in the Crawford Dividend Opportunity Fund.

The views expressed are those of the investment adviser as of June 30, 2013 and are not intended as a forecast or as investment recommendations.

2

INVESTMENT RESULTS – (Unaudited)

Total Returns*

(for the period ended June 30, 2013)

	Six Months	Since Inception (September 26, 2012)
Crawford Dividend Opportunity Fund	13.64%	15.80%
Russell 2000® Index**	15.86%	17.83%
Russell 2000® Value Index**	14.39%	17.56%

Total annual operating expenses, as estimated for the Fund’s current fiscal year ending December 31, 2013, as disclosed in the Fund’s prospectus dated April 30, 2013, were 1.67% of average daily net assets (1.06% after waivers/expense reimbursements by the Advisor). The Advisor contractually has agreed to waive its management fee and/or reimburse expenses so that total annual Fund operating expenses (excluding brokerage fees and commissions; borrowing costs such as (a) interest and (b) dividend expenses on securities sold short; taxes; 12b-1 fees; acquired fund fees and expenses; and extraordinary litigation expenses) do not exceed 1.00% of the Fund’s average daily net assets through April 30, 2014. This expense cap may not be terminated prior to this date except by the Board of Trustees.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions.

**

The Russell 2000® Index and the Russell 2000® Value Index are widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than are found in the Fund’s portfolio. The Index returns do not reflect the deduction of expenses, which have been deducted from the Fund’s returns. The Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. Individuals cannot invest directly in the Russell 2000® Index or the Russell 2000® Value Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-800-431-1716.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus and summary prospectus contain this and other important information about the Fund and may be obtained by calling the same number as above. Please read it carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc. Member FINRA.

3

Comparison of a $10,000 Investment in the Crawford Dividend Opportunity Fund, the Russell 2000® Index and the Russell 2000® Value Index (Unaudited)

The chart above assumes an initial investment of $10,000 made on September 26, 2012 (commencement of Fund operations) and held through June 30, 2013. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The Russell 2000® Index and the Russell 2000® Value Index are widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than are found in the Fund’s portfolio. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted. For more information on the Fund, to obtain performance data current to the most recent month end, or to obtain a prospectus or summary prospectus, please call 1-800-431-1716. The Fund’s prospectus and summary prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information. Please read the prospectus or summary prospectus carefully before you invest or send money.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

4

FUND HOLDINGS – (Unaudited)

[1]	As a percentage of net assets

The investment objective of the Crawford Dividend Opportunity Fund (the “Fund”) is to provide attractive long-term total return with below market risk as measured by standard deviation in comparison with the Russell 2000® Value Index. Total return is comprised of both capital appreciation and income.

Availability of Portfolio Schedule – (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Fund’s Expenses – (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period, and held for the entire period from January 1, 2013 to June 30, 2013.

Actual Expenses

The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

5

Hypothetical Example for Comparison Purposes

The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses should not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Expenses shown are meant to highlight your ongoing costs only and do not reflect any transactional costs. The second line of each table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Crawford Dividend Opportunity Fund	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During the Period * (January 1, 2013 – June 30, 2013)
Actual *	$1,000.00	$1,136.40	$5.30
Hypothetical **	$1,000.00	$1,019.84	$5.01

*	Expenses are equal to the Fund’s annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the partial year period).

**	Assumes a 5% return before expenses.

6

CRAWFORD DIVIDEND OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2013 – (Unaudited)

COMMON STOCKS – 98.97%	Shares	Fair Value

Consumer Discretionary – 13.45%
CEC Entertainment, Inc.	6,850	$281,124
Columbia Sportswear Co.	4,900	306,985
Cracker Barrel Old Country Store, Inc.	3,640	344,562
Gentex Corp.	24,360	561,498
Hillenbrand, Inc.	22,560	534,898
M.D.C. Holdings, Inc.,	13,810	448,963
Men's Wearhouse, Inc./The	16,040	607,114
Monro Muffler Brake, Inc.	5,870	282,054
Tupperware Brands Corp.	7,610	591,221

		3,958,419

Consumer Staples – 5.84%
Calavo Growers, Inc.	17,090	464,677
Female Health Co./The	69,580	686,059
Nu Skin Enterprises, Inc. – Class A	9,270	566,582

		1,717,318

Energy – 4.44%
Energen Corp.	5,615	293,440
EV Energy Partners, LP (a)	3,230	120,705
QR Energy, LP (a)	17,400	306,066
World Fuel Services Corp.	14,650	585,707

		1,305,918

Financials – 19.98%
BancFirst Corp.	13,500	628,425
Brown & Brown, Inc.	12,160	392,038
Bryn Mawr Bank Corp.	24,540	587,242
Cash America International, Inc.	10,120	460,055
Cullen/Frost Bankers, Inc.	7,470	498,772
Greenhill & Co., Inc.	12,670	579,526
Lazard Ltd. – Class A	17,580	565,197
Mercury General Corp.	6,790	298,488
Platinum Underwriters Holdings Ltd.	5,240	299,833
Provident New York Bancorp	58,850	549,659
SCBT Financial Corp.	5,730	288,735
Tompkins Financial Corp.	9,630	435,180
Trustmark Corp.	11,960	293,977

		5,877,127

Healthcare – 9.08%
Atrion Corp.	2,720	594,891
Meridian Bioscience, Inc.	26,110	561,365

See accompanying notes which are an integral part of these financial statements.

7

CRAWFORD DIVIDEND OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS – (continued)

June 30, 2013

COMMON STOCKS – 98.97% – continued	Shares	Fair Value
Healthcare – 9.08% – continued
Mindray Medical International Ltd. (b)	6,670	$249,792
PerkinElmer, Inc.	18,380	597,350
U.S. Physical Therapy, Inc.	18,380	508,023
Utah Medical Products, Inc.	2,920	158,556

		2,669,977

Industrials – 15.77%
A. O. Smith Corp.	7,790	282,621
Applied Industrial Technologies, Inc.	12,360	597,359
Dun & Bradstreet Corp./The	3,050	297,222
IDEX Corp.	5,550	298,645
Landstar System, Inc.	9,940	511,910
Lindsay Corp.	6,840	512,863
Regal – Beloit Corp.	5,900	382,556
TAL International Group, Inc.	11,580	504,541
Valmont Industries, Inc.	3,040	434,994
Watsco, Inc.	3,360	282,106
Woodward, Inc.	13,350	534,000

		4,638,817

Information Technology – 14.16%
Broadridge Financial Solutions, Inc.	22,240	591,139
Communications Systems, Inc.	24,610	236,748
Global Payments, Inc.	10,080	466,906
Intersil Corp. – Class A	64,950	507,909
Littelfuse, Inc.	7,720	575,989
MTS Systems Corp.	10,060	569,396
Mesa Laboratories, Inc.	11,530	624,119
National Instruments Corp.	21,220	592,887

		4,165,093

Materials – 7.99%
A. Schulman, Inc.	12,090	324,254
Compass Minerals International, Inc.	4,070	344,037
H.B. Fuller Co.	14,170	535,768
NewMarket Corp.	2,140	561,878
RPM International Inc.	18,300	584,502

		2,350,439

Real Estate Investment Trusts – 4.64%
LTC Properties, Inc.	6,990	272,959
Mid-America Apartment Communities, Inc.	4,880	330,718
Sun Communities, Inc.	10,240	509,542
Tanger Factory Outlet Centers, Inc.	7,550	252,623

		1,365,842

See accompanying notes which are an integral part of these financial statements.

8

CRAWFORD DIVIDEND OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS – (continued)

June 30, 2013

COMMON STOCKS – 98.97% – continued	Shares	Fair Value
Utilities – 3.62%
Laclede Group, Inc./The	12,500	$570,750
South Jersey Industries, Inc.	8,610	494,300

		1,065,050

TOTAL COMMON STOCKS (Cost $27,832,231)		29,114,000

Money Market Securities – 1.30%
Federated Prime Obligations Fund, 0.04% (c)	383,170	383,170

TOTAL MONEY MARKET SECURITIES (Cost $383,170)		383,170

TOTAL INVESTMENTS (Cost $28,215,401) – 100.27%		$29,497,170

Liabilities in excess of other assets – (0.27%)		(78,671)

TOTAL NET ASSETS – 100.00%		$29,418,499

(a)	Master Limited Partnership.
(b)	American Depositary Receipt.
(c)	Rate disclosed is the seven day yield as of June 30, 2013.

See accompanying notes which are an integral part of these financial statements.

9

CRAWFORD DIVIDEND OPPORTUNITY FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2013 – (Unaudited)

Assets
Investments in securities, at fair value (cost $28,215,401)	$29,497,170
Receivable for fund shares sold (a)	44,475
Dividends receivable	38,365
Interest receivable	55
Prepaid expenses	7,770
Deferred offering expense	4,493

Total assets	29,592,328

Liabilities
Payable to shareholders for income distributions (a)	50,658
Payable for investments purchased	74,032
Payable for fund shares redeemed	19,634
Payable to Advisor (b)	10,459
Payable to fund administrator, fund accountant, and transfer agent (b)	3,950
Payable to custodian (b)	3,110
Payable to trustees and officers	1,125
Accrued expenses	10,861

Total liabilities	173,829

Net Assets	$29,418,499

Net Assets consist of:
Paid in capital	$27,511,344
Accumulated undistributed net investment income	14,243
Accumulated net realized gain from investment transactions	611,143
Net unrealized appreciation on investments	1,281,769

Net Assets	$29,418,499

Shares outstanding (unlimited number of shares authorized)	1,024,262

Net asset value, offering and redemption price per share	$28.72

(a)	Amount includes reinvestments of distribution.

(b)	See Note 4 in the Notes to the Financial Statements.

See accompanying notes which are an integral part of these financial statements.

10

CRAWFORD DIVIDEND OPPORTUNITY FUND

STATEMENT OF OPERATIONS

For the six months ended June 30, 2013 – (Unaudited)

Investment Income
Dividend income (Net of foreign withholding tax of $451)	$201,238
Interest income	419

Total Income	201,657

Expenses
Investment advisor fees (a)	92,908
Transfer agent expenses (a)	14,408
Administration expenses (a)	10,428
Legal expenses	8,852
Offering expense	8,568
Custodian expenses (a)	8,555
Fund accounting expenses (a)	6,952
Report printing expenses	6,512
CCO expenses	5,455
Auditing expenses	5,348
Trustee expenses	4,994
Registration expenses	3,136
Pricing expenses	1,368
Insurance expenses	1,732
Miscellaneous expenses	744

Total Expenses	179,960
Fees waived by Advisor (a)	(71,809)
Fees voluntarily reduced by the administrator (a)	(14,677)

Net operating expenses	93,474

Net Investment Income	108,183

Realized & Unrealized Gain
Net realized gain on investment securities	615,374
Change in unrealized appreciation on investment securities	1,069,150

Net realized and unrealized gain on investment securities	1,684,524

Net increase in net assets resulting from operations	$1,792,707

(a)	See Note 4 in the Notes to the Financial Statements.

See accompanying notes which are an integral part of these financial statements.

11

CRAWFORD DIVIDEND OPPORTUNITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended June 30, 2013 (Unaudited)	For the period ended December 31, 2012 (a)
Increase (Decrease) in Net Assets Due To:
Operations
Net investment income	$108,183	$32,709
Net realized gain (loss) on investment securities	615,374	(4,263)
Change in unrealized appreciation on investment securities	1,069,150	212,619

Net increase in net assets resulting from operations	1,792,707	241,065

Distributions to shareholders
From net investment income	(100,679)	(29,490)

Change in net assets from distributions	(100,679)	(29,490)

Capital Transactions
Proceeds from shares sold	18,990,384	8,511,705
Reinvestment of distributions	85,891	23,473
Amount paid for shares redeemed	(95,447)	(1,110)

Net increase in net assets resulting from capital share transactions	18,980,828	8,534,068

Total increase in Net Assets	20,672,856	8,745,643

Net Assets
Beginning of period	8,745,643	—

End of period	$29,418,499	$8,745,643

Accumulated undistributed net investment income included in net assets at end of period	$14,243	$6,739

Share Transactions
Shares sold	680,190	343,501
Shares issued in reinvestment of distributions	3,017	928
Shares redeemed	(3,330)	(44)

Net increase from capital share transactions	679,877	344,385

(a)	For the period September 26, 2012 (commencement of operations) to December 31, 2012.

See accompanying notes which are an integral part of these financial statements.

12

CRAWFORD DIVIDEND OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding during the period)

	Six months ended June 30, 2013 (Unaudited)		For the period ended December 31, 2012 (a)
Selected Per Share Data
Net asset value, beginning of period	$25.39		$25.00

Income from investment operations:
Net investment income (b)	0.16		0.20
Net realized and unrealized gain	3.30		0.28

Total from investment operations	3.46		0.48

Less Distributions to shareholders:
From net investment income	(0.13)		(0.09)

Total distributions	(0.13)		(0.09)

Net asset value, end of period	$28.72		$25.39

Total Return (c)	13.64	%(d)	1.91	%(d)

Ratios and Supplemental Data
Net assets, end of period (000)	$29,418		$8,746
Ratio of expenses to average net assets	1.00	%(e)	1.00	%(e)
Ratio of expenses to average net assets before waiver	1.93	%(e)	6.90	%(e)
Ratio of net investment income to average net assets	1.16	%(e)	3.04	%(e)
Ratio of net investment income (loss) to
average net assets before waiver	0.23	%(e)	-2.86	%(e)
Portfolio turnover rate	24.92	%(d)	5.65	%(d)

(a)	For the period September 26, 2012 (commencement of operations) to December 31, 2012.
(b)	Per share amounts calculated using average shares method.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not annualized.
(e)	Annualized.

See accompanying notes which are an integral part of these financial statements.

13

CRAWFORD DIVIDEND OPPORTUNITY FUND

NOTES TO THE FINANCIAL STATEMENTS

June 30, 2013 – (Unaudited)

NOTE 1. ORGANIZATION

Crawford Dividend Opportunity Fund (the “Fund”) was organized as a diversified series of Unified Series Trust (the “Trust”) on June 21, 2012. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board of Trustees of the Trust (the “Board”). The investment advisor to the Fund is Crawford Investment Counsel, Inc. (the “Advisor”). The investment objective of the Fund is to provide attractive long-term total return with below market risk as measured by standard deviation in comparison with the Russell 2000® Value Index. Total return is comprised of both capital appreciation and income.

The Fund commenced operations on September 26, 2012. Each share represents an equal proportionate interest in the assets and liabilities belonging to the Fund and is entitled to such dividends and distributions out of income belonging to the Fund as are declared by the Trustees.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with the generally accepted accounting principles in the United States of America (“GAAP”).

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six month period ended June 30, 2013, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties. The Fund is subject to examination by U.S. federal tax authorities for all tax years since inception.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date. The first in, first out method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

14

CRAWFORD DIVIDEND OPPORTUNITY FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

June 30, 2013 – (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

Dividends and Distributions – Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The Fund intends to distribute its net investment income, net realized long-term capital gains and net realized short-term capital gains at least once a year. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund. For the six month period ended June 30, 2013, there were no such reclassifications.

NOTE 3. Securities Valuation and Fair Value Measurements

Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, master limited partnerships (“MLPs”), and real estate investment trusts, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last

15

CRAWFORD DIVIDEND OPPORTUNITY FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

June 30, 2013 – (Unaudited)

NOTE 3. Securities Valuation and Fair Value Measurements – continued

bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

16

CRAWFORD DIVIDEND OPPORTUNITY FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

June 30, 2013 – (Unaudited)

NOTE 3. Securities Valuation and Fair Value Measurements – continued

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2013:

		Valuation Inputs
Investments	Level 1 – Quoted Prices in Active Markets	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stocks*	$29,114,000	$—	$—	$29,114,000
Money Market Securities	383,170	—	—	383,170
Total	$29,497,170	$—	$—	$29,497,170

*Refer to Schedule of Investments for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period. During the six month period ended June 30, 2013, there were no transfers between levels. The amount of transfers in/out is reflected at the securities’ fair value at the reporting period end.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the management agreement (the “Agreement”), the Advisor manages the Fund’s investments subject to the approval of the Board. As compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average daily net assets of the Fund. For the six month period ended June 30, 2013, the Advisor earned fees of $92,908, before waiver of fees. The Advisor has contractually agreed to waive its fee and, to the extent necessary, reimburse Fund expenses to maintain the Fund’s total annual operating expenses, excluding any brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), any 12b-1 fees, taxes, any indirect expenses (such as expenses incurred by other investment companies in which the Fund may invest), and extraordinary litigation expenses at 1.00% of its average daily net assets of the Fund through April 30, 2014. For the six month period ended June 30, 2013, the Advisor waived fees of $71,809 from the Fund. At June 30, 2013, the Fund owed $10,459 to the Advisor.

Each waiver or reimbursement by the Adviser is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the particular expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in effect at the time of the waiver and any expense limitation in place at the time of repayment. The amounts subject to repayment by the Fund, pursuant to the aforementioned conditions, at December 31, 2012 are as follows:

Amount	Recoverable through December 31,
$ 46,325	2015

17

CRAWFORD DIVIDEND OPPORTUNITY FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

June 30, 2013 – (Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

For the six month period ended June 30, 2013, $71,809 may be subject to potential repayment by the Fund to the Advisor through December 31, 2016.

The Trust retains Huntington Asset Services, Inc. (“HASI”) to manage the Fund’s business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the six month period ended June 30, 2013, HASI earned fees of $10,428 for administrative services provided to the Fund. At June 30, 2013, the Fund owed HASI $428 for administrative services.

Certain officers of the Trust are members of management and/or employees of HASI. HASI operates as a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of Unified Financial Securities, Inc. (the “Distributor”) and Huntington National Bank, the custodian of the Fund’s investments (the “Custodian”). A Trustee of the Trust is a member of management of the Custodian. For the six month period ended June 30, 2013, the Custodian earned fees of $8,555 for custody services provided to the Fund. June 30, 2013, the Fund owed the Custodian $3,110 for custody services.

The Trust retains HASI to act as the Fund’s transfer agent and to provide fund accounting services. For the six month period ended June 30, 2013, HASI earned fees in the amount of $14,408 for transfer agent services. At June 30, 2013, the Fund owed HASI $3,237 for transfer agent services. For the six month period ended June 30, 2013, HASI earned fees of $6,952 from the Fund for fund accounting services provided to the Fund. At June 30, 2013, HASI was owed $285 from the Fund for fund accounting services.

The Distributor acts as the principal distributor of the Fund’s shares. A Trustee is a member of management of Huntington National Bank, a subsidiary of Huntington Bancshares, Inc. (the parent of the Distributor) and officers of the Trust are officers of the Distributor and such persons may be deemed to be affiliates of the Distributor.

HASI has contractually agreed to reduce its administrative, transfer agent, and fund accounting fees for the first twelve months of the Fund’s operation. For the six month period ended June 30, 2013, this resulted in HASI waiving their fees in the amount of $14,677 for the Fund.

NOTE 5. INVESTMENT TRANSACTIONS

For the six month period ended June 30, 2013, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations, were as follows:

Amount
Purchases
U.S. Government Obligations	$—
Other	23,789,111
Sales
U.S. Government Obligations	$—
Other	4,475,769

At June 30, 2013, the net unrealized appreciation of investments for tax purposes was as follows:

Gross Appreciation	$1,637,825
Gross (Depreciation)	(355,866)

Net Appreciation on Investments	$1,281,959

18

CRAWFORD DIVIDEND OPPORTUNITY FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

June 30, 2013 – (Unaudited)

NOTE 5. INVESTMENT TRANSACTIONS – continued

At June 30, 2013, the aggregate cost of securities for federal income tax purposes was $28,215,211.

NOTE 6. ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a) (9) of the Investment Company Act of 1940. At June 30, 2013, Charles Schwab & Co. (“Charles Schwab”), for the benefit of its customers, owned 74.89% of the Fund. The Trust does not know whether Charles Schwab or any underlying beneficial owners owned or controlled 25% or more of the voting securities of the Fund.

NOTE 8. DISTRIBUTIONS TO SHAREHOLDERS

For the six month period ended June 30, 2013, the Fund paid total income distributions of $0.1307 per share to shareholders.

The tax character of distributions paid during the period ended December 31, 2012 was as follows:

2012
Distributions paid from:
Ordinary income	$29,490

At December 31, 2012, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Accumulated undistributed ordinary income	$6,523
Accumulated undistributed long-term capital gains	7
Accumulated capital and other losses	(4,212)
Unrealized appreciation	212,809

$215,127

The difference between book basis and tax basis unrealized appreciation as of December 31, 2012, was attributable primarily to the tax deferral of losses on wash sales in the amount of $74 and differences in the character of income from underlying securities.

19

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30 is available without charge upon request by (1) calling the Funds at (800) 431-1716 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

Stephen A. Little, Chairman

Gary E. Hippenstiel

Daniel J. Condon

Ronald C. Tritschler

Kenneth G.Y. Grant

Nancy V. Kelly, Interested

OFFICERS

Joseph	L. Rezabek, Senior Vice President
John	C. Swhear, Senior Vice President & Interim President
Robert	W. Silva, Chief Financial Officer and Treasurer
Lynn	E. Wood, Chief Compliance Officer
Tara	Pierson, Secretary

INVESTMENT ADVISOR

Crawford Investment Counsel, Inc.

600 Galleria Parkway NW

Suite 1650

Atlanta, GA 30339

DISTRIBUTOR

Unified Financial Securities, Inc.

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

1350 Euclid Ave.

Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

Thompson Coburn LLP

One U.S. Bank Plaza

St. Louis, MO 63101

LEGAL COUNSEL TO THE INDEPENDENT TRUSTEES

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

CUSTODIAN

Huntington National Bank

41 S. High Street

Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT AND

FUND ACCOUNTANT

Huntington Asset Services, Inc.

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus, which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member FINRA/SIPC

20

Item 2. Code of Ethics. NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert. NOT APPLICABLE- disclosed with annual report

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of August 27, 2013, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not Applicable – filed with annual report

(a)(2)	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3)	Not Applicable – there were no written solicitations to purchase securities under Rule 23c-1 during the period

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Unified Series Trust

By
/s/ John C. Swhear
John C. Swhear, Interim President

Date 8/27/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
/s/ John C. Swhear
John C. Swhear, Interim President

Date 8/27/2013

By
/s/ Robert W. Silva
Robert W. Silva, Treasurer

Date 8/27/2013